Provision for credit losses (Tables)	6 Months Ended
Jun. 30, 2023
Provision for credit losses
in	6M23	6M22
Provision for credit losses (CHF million)
Loans held at amortized cost	206	114
Other financial assets held at amortized cost	12	(147)	[1]
Off-balance sheet credit exposures	(1)	(14)
Provision for credit losses	217	(47)
1 Primarily reflected a release of provision for credit losses of CHF (155) million related to Archegos.